Non-financial assets and liabilities (Details) - Schedule of leases in balance sheet - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets1
Properties	[1]	$ 207,086	$ 19,471
Total right-of-use assets	[1]	207,086	19,471
Lease liabilities2
Current	[2]	34,376	20,498
Non-current	[2]	175,411
Total lease liabilities		$ 209,787	$ 20,498

[1]	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
[2]	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.